Financial Risk Management - Information about Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	$ 2,690	$ 3,180	$ 2,899
Financial liabilities	11,405	$ 10,198	$ 9,868
Interest rate risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	985
Financial liabilities	8,190
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	985
Financial liabilities	7,497
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	0
Financial liabilities	$ 693